Schedule of Investments (unaudited)	iShares® MSCI Intl Value Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.4%
Aurizon Holdings Ltd.	382,455	$886,288
BHP Group Ltd.	604,192	14,512,815
BlueScope Steel Ltd.	139,481	1,404,570
Dexus	201,147	1,002,336
Fortescue Metals Group Ltd.	360,654	3,397,722
Glencore PLC	2,291,885	13,139,534
Lendlease Corp. Ltd.	106,268	590,931
Origin Energy Ltd.	489,607	1,749,159
Rio Tinto Ltd.	70,469	3,999,087
Rio Tinto PLC	259,104	13,541,195
Santos Ltd.	292,588	1,428,314
Sonic Healthcare Ltd.	78,290	1,639,039
South32 Ltd.	1,172,041	2,688,976
Stockland	720,267	1,659,566
Vicinity Ltd.	720,220	897,872
Woodside Energy Group Ltd.	109,436	2,529,990
		65,067,394
Austria — 0.3%
Erste Group Bank AG	67,651	1,667,254
OMV AG	31,236	1,438,210
voestalpine AG	36,324	788,604
		3,894,068
Belgium — 0.9%
Ageas SA/NV	21,611	748,134
Anheuser-Busch InBev SA/NV	163,717	8,189,188
Proximus SADP	26,458	277,378
Sofina SA	4,731	922,539
Solvay SA	11,416	1,030,190
UCB SA	23,001	1,733,534
		12,900,963
Brazil — 0.1%
Yara International ASA	24,336	1,086,150

Canada — 3.0%
AltaGas Ltd.	81,973	1,478,384
Bausch Health Companies Inc.(a)	137,716	895,632
Canadian Tire Corp. Ltd., Class A, NVS	9,250	1,036,725
CGI Inc.(a)	47,241	3,805,356
Empire Co. Ltd., Class A, NVS	44,397	1,140,599
Fairfax Financial Holdings Ltd.	5,007	2,459,084
George Weston Ltd.	15,476	1,703,399
iA Financial Corp. Inc.	17,822	991,863
Kinross Gold Corp.	267,910	971,465
Loblaw Companies Ltd.	32,728	2,681,469
Lundin Mining Corp.	130,545	684,179
Magna International Inc.	55,412	3,087,958
Manulife Financial Corp.	422,257	6,998,615
Metro Inc.	44,517	2,332,131
Open Text Corp.	94,579	2,739,448
Power Corp. of Canada	85,245	2,116,812
Saputo Inc.	40,358	982,326
Teck Resources Ltd., Class B	150,838	4,591,516
Tourmaline Oil Corp.	27,415	1,544,666
West Fraser Timber Co. Ltd.	26,581	1,995,794
		44,237,421
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	1,494	2,989,022
AP Moller - Maersk A/S, Class B, NVS	2,740	5,724,329
Security	Shares	Value

Denmark (continued)
Danske Bank A/S	213,263	$3,440,142
		12,153,493
Finland — 0.8%
Fortum OYJ	112,555	1,584,131
Nokia OYJ	2,384,930	10,598,421
		12,182,552
France — 11.3%
Alstom SA	54,938	1,130,691
ArcelorMittal SA	313,868	7,016,094
AXA SA	326,996	8,075,126
BNP Paribas SA	340,593	15,971,727
Bollore SE	135,096	675,688
Bouygues SA	67,971	1,939,291
Capgemini SE	34,308	5,622,762
Carrefour SA	258,482	4,160,384
Cie. de Saint-Gobain	144,154	5,893,150
Cie. Generale des Etablissements Michelin SCA	127,919	3,259,894
Credit Agricole SA	391,182	3,549,452
Danone SA	115,477	5,739,148
Dassault Aviation SA	5,232	777,048
Eiffage SA(b)	21,022	1,900,846
Electricite de France SA	322,639	3,810,350
Engie SA	868,816	11,288,832
Ipsen SA	9,667	993,456
Orange SA	494,020	4,706,979
Publicis Groupe SA	42,841	2,399,283
Renault SA(a)	101,699	3,131,231
Sanofi	297,153	25,572,332
Societe Generale SA	379,759	8,710,540
Thales SA	16,629	2,114,875
TotalEnergies SE	460,196	25,105,234
Valeo	36,049	593,834
Vinci SA	84,594	7,785,774
Vivendi SE	117,386	960,801
Worldline SA/France(a)(c)	54,533	2,380,172
		165,264,994
Germany — 7.2%
Aroundtown SA(b)	105,409	208,946
BASF SE	91,964	4,126,483
Bayer AG, Registered	359,924	18,925,174
Bayerische Motoren Werke AG	123,120	9,663,918
Commerzbank AG(a)	471,679	3,768,574
Continental AG	22,527	1,166,801
Covestro AG(c)	41,476	1,407,945
Daimler Truck Holding AG(a)	116,170	3,098,553
Deutsche Bank AG, Registered	898,203	8,561,440
Deutsche Telekom AG, Registered	454,130	8,571,924
Evonik Industries AG	28,366	522,550
Fresenius Medical Care AG & Co. KGaA	56,474	1,562,103
Fresenius SE & Co. KGaA	159,326	3,666,591
HeidelbergCement AG	45,647	2,099,159
Henkel AG & Co. KGaA	27,224	1,598,187
KION Group AG	7,405	164,171
Mercedes-Benz Group AG	240,451	13,917,677
Merck KGaA	17,819	2,903,873
RWE AG	139,438	5,367,685
Siemens AG, Registered	110,158	12,030,240
Uniper SE(b)	37,722	112,919
United Internet AG, Registered(d)	16,133	301,575

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Volkswagen AG	10,705	$1,829,825
		105,576,313
Hong Kong — 2.2%
BOC Hong Kong Holdings Ltd.	485,500	1,508,597
CK Asset Holdings Ltd.	1,255,000	6,938,351
CK Hutchison Holdings Ltd.	1,681,000	8,367,731
CK Infrastructure Holdings Ltd.	202,500	962,021
Hongkong Land Holdings Ltd.(b)	238,100	916,657
Jardine Matheson Holdings Ltd.	81,700	3,763,756
New World Development Co. Ltd.	249,000	509,323
Sino Land Co. Ltd.(b)	1,500,000	1,601,724
SITC International Holdings Co. Ltd.	230,000	376,693
Sun Hung Kai Properties Ltd.	282,500	3,035,834
Swire Pacific Ltd., Class A	134,500	892,207
WH Group Ltd.(c)	5,152,500	2,602,069
Xinyi Glass Holdings Ltd.	446,000	573,179
		32,048,142
Israel — 0.9%
Bank Hapoalim BM	169,359	1,632,495
Bank Leumi Le-Israel BM	203,432	1,940,689
Check Point Software Technologies Ltd.(a)	19,184	2,479,148
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	183,474	1,043,249
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	611,015	5,450,254
ZIM Integrated Shipping Services Ltd.	26,133	613,864
		13,159,702
Italy — 2.5%
Enel SpA	1,912,418	8,543,435
Eni SpA	408,382	5,363,574
Intesa Sanpaolo SpA	3,912,400	7,459,098
Mediobanca Banca di Credito Finanziario SpA	123,667	1,120,372
Nexi SpA(a)(c)	103,693	896,476
Telecom Italia SpA/Milano(a)(b)	4,045,302	791,430
UniCredit SpA	992,201	12,304,546
		36,478,931
Japan — 32.9%
AGC Inc.	69,700	2,184,046
Aisin Corp.	59,000	1,514,514
Asahi Group Holdings Ltd.	137,300	3,841,753
Asahi Kasei Corp.	261,200	1,674,792
Astellas Pharma Inc.	398,700	5,501,335
Bridgestone Corp.	112,400	4,065,109
Brother Industries Ltd.	153,900	2,621,826
Canon Inc.	547,000	11,595,022
Central Japan Railway Co.	38,400	4,445,816
Chiba Bank Ltd. (The)	166,800	913,917
Chubu Electric Power Co. Inc.	430,600	3,505,050
Concordia Financial Group Ltd.	356,800	1,088,676
Dai Nippon Printing Co. Ltd.	76,900	1,540,363
Dai-ichi Life Holdings Inc.	137,900	2,190,230
Daito Trust Construction Co. Ltd.	42,700	4,228,316
Daiwa House Industry Co. Ltd.	334,200	6,733,238
Daiwa House REIT Investment Corp.	416	839,611
Daiwa Securities Group Inc.	293,700	1,145,921
Denso Corp.	64,800	3,215,110
Dentsu Group Inc.	28,100	874,004
ENEOS Holdings Inc.	833,000	2,747,780
Fuji Electric Co. Ltd.	20,900	808,098
FUJIFILM Holdings Corp.	170,500	7,800,354
Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	69,300	$7,973,556
Hankyu Hanshin Holdings Inc.	49,000	1,455,336
Hirose Electric Co. Ltd.	7,100	921,021
Hitachi Construction Machinery Co. Ltd.	22,500	440,191
Hitachi Ltd.	309,000	14,020,507
Honda Motor Co. Ltd.	564,500	12,871,996
Hulic Co. Ltd.	198,200	1,439,793
Ibiden Co. Ltd.	22,400	755,044
Idemitsu Kosan Co. Ltd.	42,300	925,534
Iida Group Holdings Co. Ltd.	59,600	827,568
Inpex Corp.	277,300	2,798,621
Isuzu Motors Ltd.	152,600	1,794,524
ITOCHU Corp.	412,500	10,660,871
Japan Post Bank Co. Ltd.(b)	169,000	1,126,069
Japan Post Holdings Co. Ltd.	1,075,100	7,229,592
Japan Post Insurance Co. Ltd.	62,300	922,236
Japan Tobacco Inc.	462,300	7,742,336
JFE Holdings Inc.	224,600	2,057,587
Kajima Corp.	203,500	1,915,582
Kansai Electric Power Co. Inc. (The)	415,800	3,149,795
KDDI Corp.	266,900	7,888,755
Kirin Holdings Co. Ltd.	213,400	3,136,965
Koito Manufacturing Co. Ltd.	24,800	352,081
Komatsu Ltd.	207,400	4,063,005
Kubota Corp.	170,600	2,379,800
Kurita Water Industries Ltd.	12,300	450,241
Kyocera Corp.	166,800	8,077,528
Lixil Corp.	68,900	1,040,754
Marubeni Corp.	766,100	6,706,373
Mazda Motor Corp.	205,600	1,384,297
MEIJI Holdings Co. Ltd.	29,500	1,213,899
MINEBEA MITSUMI Inc.	67,500	997,544
Mitsubishi Chemical Group Corp.	345,500	1,560,745
Mitsubishi Corp.	502,700	13,617,579
Mitsubishi Electric Corp.	523,800	4,608,710
Mitsubishi Estate Co. Ltd.	273,800	3,443,115
Mitsubishi HC Capital Inc.	165,500	710,170
Mitsubishi Heavy Industries Ltd.	96,400	3,320,407
Mitsubishi UFJ Financial Group Inc.	3,960,000	18,706,442
Mitsui & Co.Ltd.	648,200	14,344,130
Mitsui Chemicals Inc.	56,500	1,045,754
Mitsui OSK Lines Ltd.	98,700	1,953,785
Mizuho Financial Group Inc.	989,870	10,705,901
MS&AD Insurance Group Holdings Inc.	60,100	1,591,520
Murata Manufacturing Co. Ltd.	126,800	6,002,638
NEC Corp.	122,100	4,041,619
NGK Insulators Ltd.	80,800	942,618
Nippon Building Fund Inc.	274	1,217,997
Nippon Express Holdings Inc.	21,700	1,090,380
Nippon Steel Corp.	326,900	4,484,584
Nippon Telegraph & Telephone Corp.	251,600	6,939,303
Nippon Yusen KK	274,000	4,963,361
Nissan Motor Co. Ltd.	751,600	2,395,577
Nisshin Seifun Group Inc.	51,500	556,489
Nomura Holdings Inc.	996,300	3,223,985
NTT Data Corp.	160,300	2,321,761
Obayashi Corp.	290,700	1,865,906
Oji Holdings Corp.	237,500	823,347
Ono Pharmaceutical Co. Ltd.	70,700	1,663,822
ORIX Corp.	256,200	3,762,986

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	168,500	$2,495,097
Otsuka Holdings Co. Ltd.	115,500	3,702,294
Panasonic Holdings Corp.	463,500	3,301,330
Renesas Electronics Corp.(a)	404,300	3,382,271
Resona Holdings Inc.	787,800	2,969,180
Ricoh Co. Ltd.	456,300	3,343,670
Rohm Co. Ltd.	41,000	2,880,848
SBI Holdings Inc/Japan	30,400	549,147
SCSK Corp.	40,400	596,040
Secom Co. Ltd.	26,700	1,521,112
Seiko Epson Corp.	167,500	2,274,006
Sekisui Chemical Co. Ltd.	68,000	849,186
Sekisui House Ltd.	142,400	2,364,238
Seven & i Holdings Co. Ltd.	220,800	8,242,101
Shimizu Corp.	238,400	1,189,614
Shionogi & Co. Ltd.	51,800	2,405,449
Shizuoka Financial Group Inc., NVS	145,000	915,649
SoftBank Group Corp.	266,000	11,418,370
Subaru Corp.	177,800	2,779,160
SUMCO Corp.	142,900	1,811,233
Sumitomo Chemical Co. Ltd.	428,000	1,441,186
Sumitomo Corp.	501,900	6,381,038
Sumitomo Electric Industries Ltd.	210,300	2,197,702
Sumitomo Metal Mining Co. Ltd.	51,200	1,435,179
Sumitomo Mitsui Financial Group Inc.	517,100	14,520,974
Sumitomo Mitsui Trust Holdings Inc.	112,200	3,227,883
Suntory Beverage & Food Ltd.	28,900	966,898
Suzuki Motor Corp.	76,300	2,579,688
T&D Holdings Inc.	72,400	716,051
Taisei Corp.	73,700	2,007,633
Takeda Pharmaceutical Co. Ltd.	420,400	11,102,343
TDK Corp.	191,200	5,972,773
TIS Inc.	60,600	1,633,881
Tokyo Electric Power Co. Holdings Inc.(a)	1,378,300	4,489,901
Tokyo Gas Co. Ltd.	143,900	2,571,707
Toppan Inc.	113,700	1,695,741
Toray Industries Inc.	304,600	1,479,548
Toshiba Corp.	71,400	2,477,689
Tosoh Corp.	80,600	876,886
Toyota Industries Corp.	48,000	2,472,730
Toyota Motor Corp.	2,243,100	31,122,113
Toyota Tsusho Corp.	76,200	2,557,721
Yamaha Motor Co. Ltd.	72,600	1,498,649
Yamato Holdings Co. Ltd.	42,600	630,875
Yokogawa Electric Corp.	63,700	1,065,134
		481,810,431
Netherlands — 3.4%
ABN AMRO Bank NV, CVA(c)	104,596	1,028,245
Aegon NV	817,002	3,782,031
AerCap Holdings NV(a)	25,895	1,383,052
EXOR NV, NVS(a)	20,293	1,363,709
ING Groep NV(a)	931,494	9,165,515
JDE Peet’s NV	25,145	719,778
Koninklijke Ahold Delhaize NV	339,081	9,456,381
Koninklijke Philips NV	131,226	1,664,586
NN Group NV	106,673	4,516,794
OCI NV	11,040	422,257
Randstad NV	25,174	1,254,652
Security	Shares	Value

Netherlands (continued)
Stellantis NV	1,101,687	$14,863,483
		49,620,483
Norway — 0.4%
Adevinta ASA(a)	23,752	162,591
Equinor ASA	101,183	3,686,473
Norsk Hydro ASA	253,362	1,607,916
Orkla ASA	142,119	958,615
		6,415,595
Singapore — 0.6%
Capitaland Investment Ltd/Singapore	379,200	806,424
City Developments Ltd.	46,500	250,710
Keppel Corp. Ltd.	397,900	1,958,471
Singapore Telecommunications Ltd.	1,034,100	1,820,786
UOL Group Ltd.	86,000	375,630
Venture Corp. Ltd.	99,600	1,120,833
Wilmar International Ltd.	768,000	2,103,976
		8,436,830
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	70,983	1,821,513
Banco Bilbao Vizcaya Argentaria SA	1,624,580	8,380,864
Banco Santander SA	5,872,072	15,229,075
CaixaBank SA	1,076,158	3,568,586
Grifols SA(a)	33,220	282,622
Repsol SA	328,236	4,465,475
Telefonica SA	1,076,436	3,710,684
		37,458,819
Sweden — 1.3%
Boliden AB	41,547	1,208,224
Electrolux AB, Class B	28,498	351,585
Investor AB, Class A	196,024	3,333,340
Securitas AB, Class B(b)	89,769	733,485
Skanska AB, Class B	67,015	1,042,173
SKF AB, Class B	78,803	1,140,722
Swedbank AB, Class A	112,815	1,681,851
Telefonaktiebolaget LM Ericsson, Class B	865,918	4,813,936
Telia Co. AB	260,598	690,523
Volvo AB, Class B	252,077	4,125,726
		19,121,565
Switzerland — 5.8%
Adecco Group AG, Registered	36,065	1,128,689
Coca-Cola HBC AG, Class DI	21,747	475,026
Credit Suisse Group AG, Registered	993,877	4,117,095
Holcim AG	97,023	4,407,979
Novartis AG, Registered	452,497	36,602,803
Roche Holding AG, NVS	78,573	26,070,374
Siemens Energy AG(a)	84,214	981,735
STMicroelectronics NV	72,962	2,268,676
Swatch Group AG (The), Registered	8,692	363,141
UBS Group AG, Registered	545,709	8,651,753
		85,067,271
United Kingdom — 16.5%
3i Group PLC	216,820	2,887,687
abrdn PLC	16,862	30,726
Anglo American PLC	303,576	9,093,376
Associated British Foods PLC	117,645	1,823,412
AVEVA Group PLC	15,720	562,590
Aviva PLC	642,815	3,083,342
BAE Systems PLC	569,535	5,327,181

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barclays PLC	6,958,428	$11,824,121
Barratt Developments PLC	284,609	1,227,543
Berkeley Group Holdings PLC	18,590	739,647
BP PLC	3,314,616	18,338,449
British American Tobacco PLC	1,218,075	48,105,981
BT Group PLC	2,064,085	3,075,962
CNH Industrial NV	186,027	2,406,646
Coca-Cola Europacific Partners PLC	38,488	1,810,860
DCC PLC	17,779	986,749
GSK PLC	659,245	10,799,145
Haleon PLC(a)	817,821	2,507,808
Hikma Pharmaceuticals PLC	22,804	327,357
HSBC Holdings PLC	3,923,544	20,135,822
Imperial Brands PLC	491,259	11,966,612
Informa PLC	163,570	1,042,255
J Sainsbury PLC	1,025,991	2,287,029
Kingfisher PLC	544,336	1,367,607
Lloyds Banking Group PLC	19,225,529	9,233,388
M&G PLC	441,772	887,796
Melrose Industries PLC	1,207,901	1,620,258
NatWest Group PLC, NVS	1,391,207	3,746,939
Pearson PLC	95,397	1,054,434
Persimmon PLC	55,917	836,734
Phoenix Group Holdings PLC	108,603	675,942
Shell PLC	1,329,434	36,827,428
Smith & Nephew PLC	111,502	1,317,608
Standard Chartered PLC	1,003,988	5,998,563
Taylor Wimpey PLC	866,431	931,524
Tesco PLC	2,511,710	6,203,623
Vodafone Group PLC	7,735,729	9,030,704
WPP PLC	169,243	1,489,363
		241,612,211

Total Common Stocks — 97.8%
(Cost: $1,666,894,846)		1,433,593,328

Preferred Stocks

Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	24,942	1,839,319
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	37,352	$2,353,121
Porsche Automobil Holding SE, Preference Shares, NVS	64,821	3,621,694
Volkswagen AG, Preference Shares, NVS	76,862	9,838,439
		17,652,573

Total Preferred Stocks — 1.2%
(Cost: $25,303,064)		17,652,573

Total Long-Term Investments — 99.0%
(Cost: $1,692,197,910)		1,451,245,901

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	7,070,872	7,069,458
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	350,000	350,000

Total Short-Term Securities — 0.5%
(Cost: $7,420,566)		7,419,458

Total Investments — 99.5%
(Cost: $1,699,618,476)		1,458,665,359

Other Assets Less Liabilities — 0.5%		7,488,749

Net Assets — 100.0%		$1,466,154,108

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,831,962	$4,238,303	(a)	$—	$240	$(1,047)	$7,069,458	7,070,872	$6,809	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	20,000	(a)	—	—	—	350,000	350,000	1,707		—
					$240	$(1,047)	$7,419,458		$8,516		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	37	12/08/22	$4,785	$81,789
Euro STOXX 50 Index	129	12/16/22	4,606	254,703
FTSE 100 Index	65	12/16/22	5,302	(16,943)
				$319,549

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$57,338,308	$1,376,255,020	$—	$1,433,593,328
Preferred Stocks	—	17,652,573	—	17,652,573
Money Market Funds	7,419,458	—	—	7,419,458
	$64,757,766	$1,393,907,593	$—	$1,458,665,359
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$336,492	$—	$336,492
Liabilities
Futures Contracts	—	(16,943)	—	(16,943)
	$—	$319,549	$—	$319,549

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust